Goodwill - Schedule of key assumptions regarding sales and EBITDA (Details) - Diagnostic	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill
CAGR sales 2024-2029	5.00%	5.00%
CAGR sales 2029-2034	10.00%	9.00%
CAGR EBITDA 2024-2029	15.00%	10.00%
CAGR EBITDA 2029-2034	16.00%	15.00%